Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	Successor	Predecessor
	As of	As of
	March 31, 2018	December 31, 2017
	(Unaudited)
Land	$13,775	$10,366
Building and improvments including leasehold improvements	50,907	41,890
Furniture and equipment	3,491	14,753
Company vehicles and rental units	4,847	3,612
Construction in progress	693	396
	73,713	71,017
Less: Accumulated depreciation and amortization	(269)	(25,348)
	$73,444	$45,669

Depreciation and amortization expense amounted to the amounts set forth in the table below (unaudited):

	Successor	Predecessor
	March 15, 2018 to March 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to March 31, 2017

Depreciation and amortization	$269	$1,058	$1,347

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	As of December 31
	2017	2016
Land	$10,366	$10,366
Building and improvements including leasehold improvements	41,890	41,213
Furniture and equipment	14,753	13,565
Company vehicles and rental units	3,612	3,980
Construction in progress	396	268
	71,017	69,392

Less: Accumulated depreciation and amortization	(25,348)	(20,944)

	$45,669	$48,448

For the years ended December 31, 2017 and 2016, depreciation and amortization expense amounted to $5,286 and $4,510 respectively.